Note 4 - Accrued and Other Current Liabilities	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
(4)	Accrued and Other Current Liabilities

Accrued expenses consist of the following (in millions):

	September 30 , 2017	June 30, 201 7

Professional fees	$0.4	$0.4
Salary and benefits	0.4	0.4
Research and development expenses	1.3	1.8
Other accrued expenses	0.1	0.3
Total accrued expenses and other liabilities	$2.2	$2.9

(6)	Accrued and Other Current Liabilities

Accrued and other current liabilities consist of the following (in millions):

	As of June 30,
	2017	2016

Professional fees	$0.4	$0.1
Salary and related costs	0.4	0.6
Research and development services	1.8	2.2
Other accrued expenses	0.3	0.7
Total accrued expenses and other liabilities	$2.9	$3.6